U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, Wisconsin 53202

June 29, 2021

VIA EDGAR TRANSMISSION

Securities and Exchange Commission
100 F. Street, N.E.
Washington, DC 20549
Re:    Managed Portfolio Series (the “Trust”)
    File Nos.: 333-172080 and 811-22525
    Friess Brandywine Fund and Friess Brandywine Blue Fund (the “Funds")

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, the Trust, on behalf of the Funds, hereby certifies that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the most recent amendment for the Funds dated June 21, 2021, and filed electronically as Post-Effective Amendment No. 503 on June 21, 2021.

If you have any questions or require further information, do not hesitate to contact me at (402) 926-8068.

Sincerely,

/s/ Joseph M. Destache

Joseph M. Destache
Secretary of Managed Portfolio Series

cc: Michael P. O’Hare, Esq., Stradley Ronon Stevens & Young, LLP.